Description of the Plan - Company Stock (Details) - 401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN	12 Months Ended
Dec. 31, 2025 Y
Description of the Plan
Common Stock Fund, Restriction Threshold	35.00%
Assumed retirement age	65